united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22624

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive, Suite 100 Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/31/21

Item 1. Reports to Stockholders.

Arrow DWA Tactical: International ETF

DWCR

Semi-Annual Report

January 31, 2021

1-877-277-6933

1-877-ARROW-FD

www.ArrowFunds.com

Arrow DWA Tactical: International ETF

PORTFOLIO REVIEW (Unaudited)

January 31, 2021

The Fund’s performance figures* for the periods ended January 31, 2021, as compared to its benchmarks:

			Annualized	Since Inception** -
	Six Months	One Year	Three Year	January 31, 2021
Arrow DWA Tactical: International ETF - NAV	16.81%	14.63%	1.17%	-1.83%
Arrow DWA Tactical: International ETF - Market Price	21.10%	10.55%	16.18%	3.71%
Dorsey Wright Country and Stock Momentum Total Return Index	18.06%	18.04%	4.61%	6.71%
MSCI ACWI Ex USA Index USD	19.28%	13.95%	3.08%	4.93%
MSCI Emerging Markets Investable Market Index (IMI) USD	22.61%	14.87%	-0.34%	2.47%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.ArrowFunds.com or by calling 1-877-277-6933. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of market on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.arrowfunds.com. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 2.19% per the December 1, 2020 prospectus, supplemented on February 17, 2021. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 1.36% of net assets. The Fund’s total return would have been lower had the investment advisor not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on December 28, 2017.

Dorsey Wright Country and Stock Momentum Total Return Index is constructed pursuant to Dorsey, Wright & Associates proprietary methodology. The index has a relative strength focus that looks for the 10 strongest performing countries among a universe of 41 countries. Once the country is identified, the index methodology is designed to identify 10 companies that demonstrate powerful relative strength characteristics within that country. The Fund and the index are equally weighted and rebalanced and reconstituted quarterly. Investors cannot invest directly in an index.

The MSCI ACWI ex USA Index USD captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 27 Emerging Markets countries. With 2,344 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. Investors cannot invest directly in an index.

The MSCI Emerging Markets Investable Market Index (IMI) USD captures large, mid and small cap representation across 27 Emerging Markets (EM) countries. With 3,073 constituents, the index covers approximately 99% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index.

Arrow DWA Tactical: International ETF

PORTFOLIO REVIEW (Unaudited)(Continued)

January 31, 2021

The Fund’s Holdings by Asset Class and Country as of January 31, 2021 are as follows:

Asset Class	% of Net Assets
Common Stocks
Technology	20.1%
Materials	17.5%
Industrials	15.0%
Financials	12.1%
Health Care	7.7%
Consumer Staples	5.8%
Consumer Discretionary	5.2%
Utilities	2.2%
Communications	2.1%
Real Estate	1.9%
Energy	1.0%
Exchange Traded Fund Equity	9.1%
Other Assets Less Liabilities	0.3%
100.0%

Country Allocation	% of Net Assets
Taiwan	10.5%
Korea	10.3%
Sweden	10.2%
India	10.2%
Netherlands	10.0%
Finland	10.0%
Australia	9.9%
France	9.8%
Denmark	9.6%
Indonesia	9.2%
Chile	0.0	% *
Other Assets Less Liabilities	0.3%
	100.0%

* -	Less than 0.1%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow DWA Tactical: International ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	COMMON STOCKS - 90.6%
	AEROSPACE & DEFENSE - 0.9%
901	Safran SA	$113,951

	APPAREL & TEXTILE PRODUCTS - 2.0%
120	Hermes International	122,841
209	LVMH Moet Hennessy Louis Vuitton SE	126,525
		249,366
	ASSET MANAGEMENT - 2.1%
3,998	Industrivarden A.B.	127,899
1,807	Investor A.B.	133,271
		261,170
	AUTOMOTIVE - 1.2%
739	Hyundai Motor Company	151,288

	BANKING - 7.7%
1	Banco de Credito e Inversiones SA	42
64,822	Bank Central Asia Tbk P.T.	156,164
330,399	Bank Mandiri Persero Tbk P.T.	154,838
525,813	Bank Rakyat Indonesia Persero Tbk P.T.	156,657
1,998	Commonwealth Bank of Australia	128,018
9,226	ICICI Bank Ltd.	139,313
91,106	King’s Town Bank Co. Ltd.	123,470
1,205	Macquarie Group Ltd.	121,484
		979,986
	BEVERAGES - 1.8%
801	Carlsberg A/S	117,782
1,134	Royal Unibrew A/S	112,548
		230,330
	BIOTECHNOLOGY & PHARMACEUTICALS - 4.5%
412	Argenx S.E. *	120,730
797	Celltrion Healthcare Company Ltd. *	102,386
384	Celltrion, Inc. *	111,225
315	Genmab A/S *	126,062
168	Shin Poong Pharmaceutical Co. Ltd. *	119,099
		579,502
	CHEMICALS - 5.9%
776	Air Liquide SA	127,273
1,198	Akzo Nobel NV	122,025
1,743,051	Barito Pacific Tbk P.T. *	109,950
995	IMCD NV	123,602
734	Koninklijke DSM NV	128,410
169	Novozymes A/S	138,542
		749,802
	CONSTRUCTION MATERIALS - 2.2%
149,826	Indocement Tunggal Prakarsa Tbk P.T.	142,831
177,094	Semen Indonesia Persero Tbk P.T.	133,799
		276,630
	CONTAINERS & PACKAGING - 1.1%
2,745	Huhtamaki OYJ	135,130

See accompanying notes to financial statements.

Arrow DWA Tactical: International ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

Shares		Value
	ELECTRIC & GAS MARKETING & TRADING - 1.0%
674	Orsted A/S	$128,481

	ELECTRIC UTILITIES - 1.2%
6,101	Fortum OYJ	148,131

	ELECTRICAL EQUIPMENT - 6.2%
5,205	Assa Abloy A.B.	129,398
1,452	Hexagon AB	127,586
1,703	Kone OYJ	134,318
1,431	Legrand SA	131,954
3,981	Nibe Industrier AB	133,567
886	Schindler Holding AG	130,191
		787,014
	ENGINEERING & CONSTRUCTION - 0.9%
1,281	Vinci S.A.	119,181

	FOOD - 1.0%
84,745	Lien Hwa Industrial Holdings Corp.	122,415

	FORESTRY, PAPER & WOOD PRODUCTS - 4.7%
210,826	Indah Kiat Pulp & Paper Corp Tbk P.T.	193,846
7,500	Stora Enso OYJ	136,676
7,420	Svenska Cellulosa AB SCA	131,333
3,831	UPM-Kymmene OYJ	137,255
		599,110
	HOME & OFFICE PRODUCTS - 1.0%
347	L’Oreal SA	122,298

	INSURANCE - 1.1%
3,395	Sampo Oyj	143,041

	INTERNET MEDIA & SERVICES - 2.1%
364	Kakao Corp.	143,504
1,139	REA Group Ltd.	128,183
		271,687
	LEISURE FACILITIES & SERVICES - 1.0%
1,342	Evolution Gaming Group AB	131,388

	MACHINERY - 3.2%
2,458	Atlas Copco AB	134,370
6,142	Indutrade AB *	126,666
15,069	Metso Outotec Oyj *	151,036
		412,072
	MEDICAL EQUIPMENT & DEVICES - 3.2%
3,198	Ambu A/S	151,751
1,581	GN Store Nord A/S	121,377
2,363	Koninklijke Philips NV	129,057
		402,185
	METALS & MINING - 3.7%
1,423,585	Adaro Energy Tbk P.T. *	121,761
6,897	Fortescue Metals Group Ltd.	115,307

See accompanying notes to financial statements.

Arrow DWA Tactical: International ETF

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

January 31, 2021

Shares		Value
	METALS & MINING (continued) - 3.7%
8,400	OZ Minerals Ltd.	$120,197
1,398	Rio Tinto Ltd.	118,320
		475,585
	REAL ESTATE INVESTMENT TRUST - 0.9%
8,934	Goodman Group.	121,190

	REAL ESTATE OWNERS & DEVELOPERS - 1.0%
2,525	Fastighets AB Balder *	127,121

	RENEWABLE ENERGY - 1.0%
562	Vestas Wind Systems A/S	122,461

	RETAIL - CONSUMER STAPLES - 2.1%
5,582	Kesko Oyj	145,126
4,430	Koninklijke Ahold Delhaize NV	126,962
		272,088
	RETAIL - DISCRETIONARY - 1.0%
3,232	Wesfarmers Ltd.	135,419

	SEMICONDUCTORS - 6.7%
268	ASML Holding NV	143,082
2,137	BE Semiconductor Industries NV	147,103
10,865	Novatek Microelectronics Corporation	152,872
8,663	Realtek Semiconductor Corp.	139,678
6,833	Taiwan Semiconductor Manufacturing Co. Ltd.	144,212
74,306	United Microelectronics Corporation	132,678
		859,625
	SOFTWARE - 3.0%
641	Dassault Systemes SE	128,299
1,966	Neste OYJ	139,202
881	Temenos AG	114,694
		382,195
	SPECIALTY FINANCE - 1.2%
1,478	Afterpay Ltd. *	153,203

	TECHNOLOGY HARDWARE - 7.5%
12,264	Accton Technology Corporation	118,031
10,462	Advantech Co. Ltd.	129,269
1,889	Samsung Electronics Co. Ltd.	138,475
2,014	Samsung Electronics Co. Ltd. - Perpetual	131,614
244	Samsung SDI Co. Ltd.	160,107
16,790	Sinbon Electronics Co. Ltd.	150,497
41,775	Unimicron Technology Corp.	129,043
		957,036
	TECHNOLOGY SERVICES - 2.8%
54	Adyen NV *	112,807
381	Teleperformance	125,069
1,485	Wolters Kluwer NV	123,474
		361,350

See accompanying notes to financial statements.

Arrow DWA Tactical: International ETF

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

January 31, 2021

Shares		Value
	TRANSPORTATION & LOGISTICS - 3.7%
55	AP Moller - Maersk A/S	$114,276
750	DSV PANALPINA A/S	117,560
10,162	HMM Co. Ltd. *	124,004
11,843	Transurban Group	120,306
		476,146

	TOTAL COMMON STOCKS (Cost $9,925,711)	11,557,577

	EXCHANGE-TRADED FUND - 9.1%
	EQUITY- 9.1%
29,609	iShares MSCI India ETF (Cost $1,187,832)	1,158,896

	TOTAL INVESTMENTS - 99.7% (Cost $11,113,543)	$12,716,473
	OTHER ASSETS LESS LIABILITIES - 0.3%	35,211
	NET ASSETS - 100.0%	$12,751,684

*	Non-Income producing security

AB - Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

A/S - Anonim Sirketi

NV - Naamloze Vennootschap

OYJ - Julkinen osakeyhtiö

PJSC - Private Joint Stock Company

SA - Société Anonyme

SCA - Société en Commandite par Actions

SE - Societas Europaea

See accompanying notes to financial statements.

Arrow DWA Tactical: International ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2021

ASSETS
Investment securities:
At cost	$11,113,543
At value	$12,716,473
Cash	30,971
Dividends and interest receivable	33,972
Due from Advisor	21,995
TOTAL ASSETS	12,803,411

LIABILITIES
Due to custodian - Foreign cash (Cost $3,741)	3,787
Payable to related parties	11,962
Accrued expenses and other liabilities	35,978
TOTAL LIABILITIES	51,727
NET ASSETS	$12,751,684

Net Assets Consist Of:
Paid in capital	$12,800,419
Accumulated deficit	(48,735)
NET ASSETS	$12,751,684

Net Asset Value Per Share:
Net Assets	$12,751,684
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	400,000
Net asset value (Net Assets ÷ Shares Outstanding)	$31.88

See accompanying notes to financial statements.

Arrow DWA Tactical: International ETF

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended January 31, 2021

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $11,724)	$66,044
TOTAL INVESTMENT INCOME	66,044

EXPENSES
Custodian fees	43,175
Investment advisory fees	41,659
Administrative services fees	13,521
Transfer agent fees	7,082
Audit Fees	6,728
Printing and postage expenses	4,959
Legal Fees	2,976
Trustees fees and expenses	2,478
Professional fees	505
Insurance expenses	302
Other expenses	2,127
TOTAL EXPENSES	125,512
Less: Fees waived/ expenses reimbursed by the Advisor	(63,654)
NET EXPENSES	61,858

NET INVESTMENT INCOME	4,186

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,950,702
Foreign currency transactions	(18,762)
1,931,940

Net change in unrealized appreciation (depreciation) on:
Investments	(103,102)
Foreign currency translations	1,300
(101,802)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,830,138

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,834,324

See accompanying notes to financial statements.

Arrow DWA Tactical: International ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	For The
	January 31, 2021	Year Ended
	(Unaudited)	July 31, 2020
FROM OPERATIONS
Net investment income	$4,186	$168,186
Net realized gain (loss) on investments and foreign currency transactions	1,931,940	(849,402)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(101,802)	1,122,176
Net increase in net assets resulting from operations	1,834,324	440,960

DISTRIBUTIONS TO SHAREHOLDERS
Total other distributions paid	(19,360)	(158,737)
From return of capital	—	(23,578)
Net decrease in net assets resulting from distributions to shareholders	(19,360)	(182,315)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	1,202,857
Cost of shares redeemed	—	(5,439,257)
Net decrease in net assets resulting from shares of beneficial interest	—	(4,236,400)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,814,964	(3,977,755)

NET ASSETS
Beginning of Period	10,936,720	14,914,475
End of Period	$12,751,684	$10,936,720

SHARE ACTIVITY
Shares Sold	—	50,000
Shares Redeemed	—	(200,000)
Net decrease in shares of beneficial interest outstanding	—	(150,000)

See accompanying notes to financial statements.

Arrow DWA Tactical: International ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended		For The		For The		For The
	January 31, 2021		Year Ended		Year Ended		Period Ended
	(Unaudited)		July 31, 2020		July 31, 2019		July 31, 2018 (1)
Net asset value, beginning of period	$27.34		$27.12		$28.97		$30.00
Activity from investment operations:
Net investment income (2)	0.01		0.40		0.59		0.44
Net realized and unrealized gain (loss) on investments and foreign currency	4.58		0.25		(1.69)		(1.47)
Total from investment operations	4.59		0.65		(1.10)		(1.03)
Less distributions from:
Net investment income	(0.05)		(0.37)		(0.75)		—
Return of capital	—		(0.06)		—		—
Total distributions	(0.05)		(0.43)		(0.75)		—
Net asset value, end of period	$31.88		$27.34		$27.12		$28.97
Total return (4)(6)	16.81%		2.43%		(3.61)%		(3.43)%
Net assets, at end of period (000s)	$12,752		$10,937		$14,914		$20,279
Ratio of gross expenses to average net assets (3)(7)(9)	2.11	% (13)	2.18	% (12)	1.60	% (11)	1.86	% (10)
Ratio of net expenses to average net assets (3)(7)	1.04	% (13)	1.15	% (12)	0.87	% (11)	0.79	% (10)
Ratio of net investment income to average net assets (3)(7)(8)	0.07%		1.54%		2.17%		2.50%
Portfolio Turnover Rate (4)(5)	104%		182%		146%		136%

(1)	The Arrow DWA Tactical: International ETF commenced operations on December 28, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Arrow Investment Advisors, LLC not waived fees or reimbursed a portion of the expenses, total returns would have been lower.

(7)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(8)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

(10)	Includes 0.05% for the period ended July 31, 2018 attributed to interest expense, which is not subject to waiver by Arrow Investment Advisors, LLC.

(11)	Includes 0.12% for the year ended July 31, 2019 attributed to interest expense and foreign custody transaction costs, which are not subject to waiver by the Arrow Investment Advisors, LLC.

(12)	Includes 0.40% for the year ended July 31, 2020 attributed to interest expense and foreign custody transaction costs, which are not subject to waiver by the Arrow Investment Advisors, LLC.

(13)	Includes 0.22% for the six months ended January 31, 2021 attributed to interest expense and foreign custody transaction costs, which are not subject to waiver by the Arrow Investment Advisors, LLC.

See accompanying notes to financial statements.

Arrow DWA Tactical: International ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2021

1.	ORGANIZATION

The Arrow DWA Tactical: International ETF (the “Fund”), formerly Arrow DWA Country Rotation ETF, is a diversified series of Arrow Investments Trust, a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation by tracking the investment results of the Dorsey Wright Country and Stock Momentum Index (the “Index”). The investment objective is non-fundamental. The Fund commenced operations on December 28, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”), subject to review by the Board. The Board will review the fair value method in use for securities requiring a fair market value determination and supporting documentation from the Advisor at least quarterly for consistency with the Procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Arrow DWA Tactical: International ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2021

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying Funds that are open-end funds (other than ETFs) are valued at their respective NAVs as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any Underlying Funds that are closed-end investment companies purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in ETFs. An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Arrow DWA Tactical: International ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of January 31, 2021 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$11,557,577	$—	$—	$11,557,577
Exchange Traded Fund	1,158,896	—	—	1,158,896
Total	$12,716,473	$—	$—	$12,716,473

The Fund did not hold any Level 3 securities during the six months ended January 31, 2021.

*	See Portfolio of Investments for classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are generally declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended July 31, 2018 to July 31, 2020, or expected to be taken in the Fund’s July 31, 2021 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Arrow DWA Tactical: International ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2021

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

Emerging Markets Risk – In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, such as lower trading volume, trading suspension, security price volatility, repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Foreign Investment Risk – Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv)   political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Arrow DWA Tactical: International ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2021

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

3.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2021, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $12,053,175 and $12,101,144, respectively.

For the six months ended January 31, 2021, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to serve as the distributor for the Fund.

Archer Distributors, LLC, an affiliate of the Advisor is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

Arrow DWA Tactical: International ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2021

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until December 31, 2021 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set-up fees, and extraordinary expenses such as litigation expenses) will not exceed 0.95% of the Fund’s average daily net assets. This amount will herein be referred to as the “Expense Limitation.” Prior to December 1, 2020, the Expense Limitation was 0.75%.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three year basis (within three years after the fees have been waived or reimbursed), shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the lesser of the Expense Limitation at the time of waiver or recapture. Such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement. The Board may terminate this expense reimbursement arrangement at any time.

If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the six months ended January 31, 2021, the Advisor waived fees and reimbursed expenses in the amount of $63,654, pursuant to the Waiver Agreement.

The following amounts are subject to recapture by the Advisor by the following dates:

July 31, 2021	July 31, 2022	July 31, 2023
$75,972	$121,526	$112,259

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Arrow DWA Tactical: International ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2021

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund or disclosed as capital shares for the Fund in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee
$1,100

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2020	July 31, 2019
Ordinary Income	$158,737	$439,245
Long-Term Capital Gain	—	—
Return of Capital	23,578	—
	$182,315	$439,245

Arrow DWA Tactical: International ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2021

As of July 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(653,821)	$(2,890,789)	$—	$1,680,911	$(1,863,699)

The difference between book basis and tax basis net investment loss, accumulated net realized losses from investments and unrealized appreciation is attributable to the tax deferral of losses on wash sales and the mark to market on passive foreign investment companies.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $653,821.

The Fund has capital loss carry forwards (“CLCFs”) for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total	CLCF Utilized
$2,802,911	$87,878	$2,890,789	$—

Permanent book and tax differences, primarily attributable to realized gains (losses) on in-kind redemptions and adjustments for prior year’s tax return, resulted in reclassifications for the year ended July 31, 2020 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$247,750	$(247,750)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation/Depreciation
$11,138,423	$1,857,654	$(279,604)	$1,578,050	*

*	Excludes Foreign Currency Unrealized

Arrow DWA Tactical: International ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2021

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund, creates presumption of the control of the Fund, under Section 2(a)9 of the 1940 Act. As of January 31, 2021, Arrow DWA Tactical: Balanced Fund, an affiliate of the Fund, held 84.01% of the voting securities of the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Arrow DWA Tactical: International ETF

EXPENSE EXAMPLES (Unaudited)

January 31, 2021

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange traded funds. This example does not take into account transaction costs, such as brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 through January 31, 2021.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
	8/1/20	1/31/2021	8/1/20 - 1/31/21	8/1/20 - 1/31/21
Actual	$1,000.00	$1,168.10	$5.68	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.96	$5.30	1.04%

*	Actual expense information for the Fund is for the period from August 1, 2020 to January 31, 2021. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 184/365 (to reflect the period from August 1, 2020 to January 31, 2021). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).

**	Annualized.

ARROW DWA TACTICAL: INTERNATIONAL ETF

SUPPLEMENTAL INFORMATION (Unaudited)

January 31, 2021

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

At a meeting held September 10, 2020 and continued on September 29, 2020, (the “Meeting”), the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investment Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Adviser”) with respect to the Arrow DWA Tactical: International ETF (the “Fund”).

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board and the Board’s discussions with key personnel of the Adviser. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement:

Nature, Extent and Quality of Services. In considering the renewal of the Advisory Agreement, the Board considered the nature, extent, and quality of services that the Adviser provided to the Fund, including the Adviser’s personnel and resources, a description of the manner in which investment decisions are made and executed, and a review of the financial condition of the Adviser. The Board reviewed the services the Adviser provided, including the activities of the Adviser’s best execution committee and the caliber of the investment management and related services. They discussed the Adviser’s compliance infrastructure and resources. The Board also considered the Adviser’s management of service provider relationships and oversight of sub-advisers, as applicable.

The Board found that the Adviser had consistently analyzed and evaluated various investment strategies in an effort to provide positive returns to shareholders. Further, the Board considered the experience and knowledge of the management team. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Fund were satisfactory.

Performance. The Board reviewed the Fund’s average total return compared to the average total returns of a group of funds selected by the Adviser that employed similar investment strategies as the Fund (“peer group”), Morningstar category average (Morningstar Foreign Large Blend) and benchmark index (DWA Country & Stock Momentum Index). The Board considered that the Fund underperformed its benchmark for the year-to-date and one-year periods. The Board further considered that Fund outperformed the MSCI EAFE and MSCI ACWI Ex USA Indexes year-to-date and over the rolling 12 month periods. The Board concluded that the performance of the Fund was satisfactory.

Advisory Fee. The Board reviewed the Fund’s advisory fee and expense ratio, taking into account the Fund’s average net assets, and reviewed information comparing the advisory fee and expense ratio to those of the Fund’s peer group and Morningstar category averages. The Board considered that the Fund’s advisory fee was higher than the average of its peer group, but higher than its Morningstar Category Average. The Board noted that the Fund’s overall expense ratio was lower than the average of its peer

ARROW DWA TACTICAL: INTERNATIONAL ETF

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

January 31, 2021

group and in line with its Morningstar Category. The Board further considered that the expense cap for the Fund would be increased from 75 bps to 95 bps in December 2020 and determined that the increase was reasonable. The Board noted that Funds considered to be “alternative strategies” may generally require enhanced oversight compared to more traditional asset classes and that such additional cost may be evident in the level of the advisory fee.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board noted the Fund had yet reached an asset level where the Adviser could likely realize meaningful economies of scale. The Board observed that economies of scale would be considered in the future as Fund asset levels grow.

Profitability. The Board reviewed the profitability of the Adviser with respect to the Fund, noting the Adviser did not realize a profit with respect to the Fund.

Fallout Benefits. Because of its relationship with the Fund, the Adviser and its affiliates may receive certain benefits. The Board reviewed materials provided by the Adviser as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement were fair and reasonable, and that the continuation of the Advisory Agreement was in the best interests of the Fund.

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

6100 Chevy Chase Drive, Suite 100

Laurel, MD 20707

ADMINISTRATOR

Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022-3474

DWCR-SAR21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 4/09/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato , Principal Executive Officer/President

Date 4/09/21

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 4/09/21